Pay vs Performance Disclosure - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 1,849	$ 1,820	$ 1,740	$ 1,993	$ 2,390	$ 2,392	$ 2,280	$ 1,888	$ 7,402	$ 8,950